Derivative financial assets	12 Months Ended
Dec. 31, 2022
Disclosure Of Derivative Financial Assets [Abstract]
Derivative financial assets
20.	Derivative financial assets
The Company determined that the Call Option, Put Option, Coinsquare Warrant and New Call Option are classified as derivative financial instruments on the consolidated statements of financial position, fair valued using the Black-Scholes valuation model at initial recognition, and subsequently remeasured to fair value as at each reporting date. Any change in the fair value of these derivative financial instruments is recognized to revaluation loss (gain) in the consolidated statements of operations and comprehensive income (loss).
Immediately prior to the exercise of Call Option on June 4, 2021, the Company fair valued its Call Option and Put Option at $5,513 and $nil respectively, and recorded revaluation gains of $1,582 and $5,696 respectively on these instruments in the consolidated statements of operations and comprehensive income (loss) for the year ended December 31, 2021. The exercise of Call Option resulted in the immediate expiry of the Put Option, accounted for through a derecognition of the Call Option and Put Option derivative assets from the consolidated statements of financial position and a corresponding increase to the investment in Coinsquare.
The following table summarizes derivative financial assets as at December 31, 2022 and 2021:

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	7,866	—
Additions	—	11,591
Change in fair value due to revaluation of derivative financial assets	(7,866)	1,788
Exercised	—	(5,513)

Balance, end of the period	—	7,866

As at December 31, 2021, the derivative financial assets amount of $7,866 consisted solely of the Coinsquare Warrant. The Coinsquare Warrant expired unexercised on October 16, 2022.
The fair value of the Coinsquare Warrant was estimated using the Black-Scholes option pricing model with the following assumptions:

As at
December 31, 2021
Risk-free interest rate	0.38%
Expected life	0.5 years
Expected volatility in market price of shares	71%
Expected dividend yield	0%
Expected forfeiture rate	0%